Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Net Periodic Benefit Cost / (Income)
The net periodic benefit cost of the pension plans was:

	Years ended December 31,
$ in millions	2019	2018	2017
Service cost	$3.7	$6.1	$5.7
Interest cost	14.9	13.8	14.2
Expected return on assets	(20.1)	(21.2)	(22.8)
Plan curtailment (a)	—	—	5.6
Amortization of unrecognized:
Actuarial loss	7.0	9.4	8.7
Prior service cost	1.8	1.4	1.5
Net periodic benefit cost	$7.3	$9.5	$12.9

Rates relevant to each year's expense calculations
Discount rate	4.35%	3.66%	4.28%
Expected return on plan assets	6.25%	6.25%	6.50%

(a)
As a result of the decision to retire certain coal-fired plants, we recognized a plan curtailment of $5.6 million
Weighted Average Assumptions Used to Determine Benefit Obligations	, 2018 and 2017 were:

Benefit Obligation Assumptions	Pension
	2019	2018	2017
Discount rate for obligations	3.33%	4.35%	3.66%
Rate of compensation increases	3.94%	3.94%	3.94%

Schedule of Allocation of Plan Assets	:

	Long-Term Mid-Point Target Allocation	Percentage of plan assets as of December 31,
Asset category (a)		2019	2018
Equity Securities	41%	40%	33%
Debt Securities	59%	58%	58%
Cash and Cash Equivalents	—%	1%	1%
Real Estate	—%	1%	8%

Fair Value Measurements for Plan Assets

$ in millions	Market Value at December 31, 2019	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
Asset category (f)		(Level 1)	(Level 2)	(Level 3)
Mutual fund - equities (a)	$142.9	$—	$142.9	$—
Mutual fund - debt (b)	115.6	—	115.6	—
Government debt securities (c)	89.1	—	89.1	—
Cash and cash equivalents (d)	1.9	1.9	—	—
Other investments:
Core property collective fund (e)	2.5	—	2.5	—
Total pension plan assets	$352.0	$1.9	$350.1	$—

(a)
This category includes investments in equity securities of U.S. companies of any market capitalization and other investments (i.e.: futures, swaps, currency forwards) of foreign, emerging markets and seeks to provide long-term total return, which includes capital appreciation and income. The funds are valued using the net asset value method.

(b)
This category includes investments in high quality issues within the U.S. corporate bond markets and global high yield bonds and emerging markets debt denominated in local currency. The funds seek to provide current income and long-term capital preservation along with access to higher yielding, relatively liquid fixed income securities. The funds are valued using the net asset value method.

(c)
This category is comprised of investments U.S. treasury strips, U.S. government agency obligations, and U.S. treasury obligations. The funds seek investment returns over the long term and are valued using the net asset value method.

(d)
This category represents an investment that seeks to maximize current income on cash reserves to the extent consistent with principal preservation and maintenance of liquidity from a portfolio of obligations of the U.S. Government, its agencies or instrumentalities, and related money market instruments. Principal preservation is a primary objective. The fund is valued at cost.

(e)
This category represents a property fund that invests in commercial real estate. The fair value of the fund is valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(f)
In 2019, the DP&L plan moved all investments into collective trusts; therefore, the 2019 balances under all asset categories shown above represent investments through collective trusts. The plan has chosen collective trusts for which the underlying investments are mutual funds, common stock. debt securities, or real estate in alignment with the target asset allocation.

Most of our plan assets at December 31, 2018 are measured using quoted, observable prices which are considered Level One inputs in the Fair Value Hierarchy. The Core Property Collective Fund is measured using Level Two inputs that are quoted prices for identical assets in markets that are less active.

The fair values of our pension plan assets at December 31, 2018 by asset category are as follows:

$ in millions	Market Value at December 31, 2018	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
Asset category (f)		(Level 1)	(Level 2)	(Level 3)
Mutual funds:
U.S. equities (a)	$79.3	$79.3	$—	$—
International equities (a)	25.9	25.9	—	—
Fixed income (b)	143.7	143.7	—	—
Fixed income securities:
U.S. Treasury securities	37.5	37.5	—	—
Cash and cash equivalents:
Money market funds (c)	2.4	2.4	—	—
Other investments:
Core property collective fund (d)	24.1	—	24.1	—
Total pension plan assets	$312.9	$288.8	$24.1	$—

(a)
This category includes investments in equity securities of large, small and medium sized U.S. companies and equity securities of foreign companies including those in developing countries. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(b)
This category includes investments in investment-grade fixed-income instruments, U.S. dollar-denominated debt securities of emerging market issuers and high yield fixed-income securities that are rated below investment grade. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(c)
This category is comprised of investments in U.S. treasury obligations that seek to preserve principal and maintain liquidity while providing current income. The funds are valued at the assets’ amortized cost to maintain a stable per share net asset value.

Estimated Future Benefit Payments and Medicare Part D Reimbursements

Estimated future benefit payments
$ in millions due within the following years:	Pension
2020	$26.6
2021	$26.3
2022	$26.0
2023	$25.8
2024	$25.4
2025 - 2029	$122.0

Pension [Member]
Pension And Postretirement Benefit Plans' Obligations And Assets	and 2018. The amounts presented in the following tables for pension obligations include the collective bargaining plan formula, traditional management plan formula and cash balance plan formula and the SERP in the aggregate and have not been adjusted for $1.4 million, $1.8 million and $1.1 million of costs billed to the Service Company for the years ended December 31, 2019, 2018 and 2017, respectively, or $1.5 million, $3.3 million and $0.7 million of costs billed to AES Ohio Generation for the years ended December 31, 2019, 2018 and 2017, respectively.

$ in millions	Years ended December 31,
Change in benefit obligation	2019	2018
Benefit obligation at January 1	$386.5	$436.9
Service cost	3.7	6.1
Interest cost	14.9	13.8
Plan amendments	—	5.1
Actuarial (gain) / loss	42.1	(34.6)
Benefits paid	(25.7)	(40.8)
Benefit obligation at December 31	421.5	386.5

Change in plan assets
Fair value of plan assets at January 1	312.9	357.5
Actual return on plan assets	57.0	(11.7)
Employer contributions	7.8	7.9
Benefits paid	(25.7)	(40.8)
Fair value of plan assets at December 31	352.0	312.9

Unfunded status of plan	$(69.5)	$(73.6)

	December 31,
Amounts recognized in the Balance sheets	2019	2018
Current liabilities	$(0.2)	$(0.4)
Non-current liabilities	(69.3)	(73.2)
Net liability at end of year	$(69.5)	$(73.6)

Amounts recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax
Components:
Prior service cost	$8.6	$10.4
Net actuarial loss	135.5	137.2
Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax	$144.1	$147.6
Recorded as:
Regulatory asset	$83.7	$87.3
Accumulated other comprehensive income	60.4	60.3
Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax	$144.1	$147.6

Other Changes in Plan Assets and Benefit Obligation Recognized in Accumulated Other Comprehensive Income, Regulatory Assets And Regulatory Liabilities

	Years ended December 31,
$ in millions	2019	2018	2017
Net actuarial loss	$5.3	$3.4	$9.1
Plan curtailment (a)	—	—	(5.6)
Reversal of amortization item:
Net actuarial loss	(7.0)	(9.4)	(8.7)
Prior service cost	(1.8)	(1.4)	(1.5)
Total recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities	$(3.5)	$(7.4)	$(6.7)

Total recognized in net periodic benefit cost and Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities	$3.8	$2.1	$6.2

(a)	As a result of the decision to retire certain coal-fired plants, we recognized a plan curtailment of $5.6 million in 2017.